ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 455	$ 1,598
Accrued Expenses	5,934	7,362
Total	$ 6,389	$ 8,960